Note 16 - Borrowings	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
16.	Borrowings

Refer to table below for details of borrowings, presented separately for short-term loans (“STL”), long-term loans (“LTL”) and letter of guarantee (“LG”). Lender A refers to Shanghai Commercial & Savings Bank, Ltd.; Lender B refers to Taishin International Bank; Lender C refers to Hua Nan Commercial Bank; Lender D refers to Hongkong and Shanghai Banking Corporation Limited, and Taiwan SMEG stands for Small and Medium Enterprise Credit Guarantee Fund of Taiwan.

As of December 31, 2025
	Facility	Credit		Outstanding	Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount (Cash)	Amount (Non-cash)	Amount	Rate		Collateral
Short-term borrowings
Lender A	12.2025-11.2026	$6,440,812	STL	$2,817,059			2.805%	None	Land, Buildings and Structures
			LG		954,244	2,669,509	-%	None	Same as above
Lender C	08.2025-08.2026	6,058,190	STL	4,719,011			2.85%	None	Same as above
			LG		1,014,584	324,595	-%	None	Same as above
Lender C	09.2025-03.2026	2,231,965	STL	1,891,431			2.80%	None	Blank promissory notes held by the bank
			LG		81,862	258,672	-%	None	Same as above
				9,427,501

Long-term borrowings
Lender A	03.2016-03.2031	$3,029,095	LTL	$2,321,836			3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,594,261	LTL	1,222,019			3.045%	None	Same as above
Lender A	03.2016-03.2026	318,852	LTL	20,030			3.045%	None	None
Lender C	06.2023-08.2028	1,727,541	LTL	804,356			2.52%	None	Land, Buildings and Structures
				4,368,241
			Current	963,878
			Non-current	3,404,363

As of December 31, 2024
	Facility	Credit		Outstanding	Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount (Cash)	Amount (Non-cash)	Amount	Rate		Collateral
Short-term borrowings
Lender A	12.2024-11.2025	$7,572,525	LC loan	$591,146			2.805%	None	Time deposit $1,500,000, Land, Buildings and Structures
			STL	2,692,284			2.805%	None	Same as above
			LG		1,131,157	3,157,938	-%	None	Same as above
Lender B	04.2024-04.2025	3,656,753	STL	1,889,322		1,767,431	2.78%	None	Time deposit $2,300,000
Lender C	05.2024-05.2025	5,789,859	STL	5,759,386		30,473	2.82%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	05.2024-07.2025	2,133,106	STL	1,807,655			2.88%	None	Time deposit $1,000,000
Lender C			LG		78,236	247,215	-%	None	Same as above
Lender D	06.2024-06.2025	8,000,000	STL	2,333,665			6.63%	None	Time deposit $2,550,000
Lender D			LG		200,000	5,466,335	-%	None	Same as above
				15,073,458

Long-term borrowings
Lender A	09.2020-09.2025	914,188	LTL	190,456			2.970%	Koh Sih-Ping (1)	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	2,894,929	LTL	2,609,618			3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,523,647	LTL	1,373,483			3.045%	None	Same as above
Lender A	03.2016-03.2026	304,729	LTL	131,972			3.045%	None	None
Lender C	05.2019-03.2026	5,485,129	LTL	982,027			2.51%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	06.2023-08.2028	1,651,024	LTL	1,057,003			2.52%	None	Same as above
				6,344,559
			Current	1,972,371
			Non-current	4,372,188

(1) Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022, however, continued to be the guarantor for one of the long-term loan, which was repaid in April 2025.